Business Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 client Segment	Dec. 31, 2020 client	Dec. 31, 2019 client
Segment Reporting Information [Line Items]
Number of operating segments	1
Number of reportable segments	1
Revenue Benchmark | Client Accounting for More than 10% of Aggregate Revenue
Segment Reporting Information [Line Items]
Number of clients over 10% benchmark | client	0	0	0